Other Balance Sheet Components - Accrued and other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued and other liabilities:
Payroll and welfare	$ 126,023	$ 84,394
Marketing expenses	59,410	77,046
Sales rebates	222,064	140,629
Professional fees	3,880	13,437
VAT and other tax payable	49,971	50,662
Payable to other service providers	398	578
Amounts due to users	45,745	34,912
Unpaid consideration for acquisition	10,280
Unpaid consideration for investment	19,257	30,000
Interest payable for convertible debt and unsecured senior notes	923	15,344
Others	18,802	13,870
Total accrued and other liabilities	556,753	460,872
Impairment charges on investment prepayments	$ 1,500	$ 19,100	$ 500